T. Rowe Price Corporate Income Fund	T. Rowe Price Retirement I 2020 Fund—I Class
T. Rowe Price Credit Opportunities Fund	T. Rowe Price Retirement I 2025 Fund—I Class
T. Rowe Price Floating Rate Fund	T. Rowe Price Retirement I 2030 Fund— I Class
T. Rowe Price Global Multi-Sector Bond Fund	T. Rowe Price Retirement I 2035 Fund— I Class
T. Rowe Price GNMA Fund	T. Rowe Price Retirement I 2040 Fund— I Class
T. Rowe Price Government Money Fund	T. Rowe Price Retirement I 2045 Fund— I Class
T. Rowe Price High Yield Fund	T. Rowe Price Retirement I 2050 Fund— I Class
T. Rowe Price Inflation Protected Bond Fund	T. Rowe Price Retirement I 2055 Fund— I Class
T. Rowe Price Limited Duration Inflation Focused Bond Fund	T. Rowe Price Retirement I 2060 Fund— I Class
T. Rowe Price New Income Fund	T. Rowe Price Retirement Balanced I Fund—I Class
T. Rowe Price Personal Strategy Balanced Fund	T. Rowe Price Short-Term Bond Fund
T. Rowe Price Personal Strategy Growth Fund	T. Rowe Price Target 2005 Fund
T. Rowe Price Personal Strategy Income Fund	T. Rowe Price Target 2010 Fund
T. Rowe Price Retirement 2005 Fund	T. Rowe Price Target 2015 Fund
T. Rowe Price Retirement 2010 Fund	T. Rowe Price Target 2020 Fund
T. Rowe Price Retirement 2015 Fund	T. Rowe Price Target 2025 Fund
T. Rowe Price Retirement 2020 Fund	T. Rowe Price Target 2030 Fund
T. Rowe Price Retirement 2025 Fund	T. Rowe Price Target 2035 Fund
T. Rowe Price Retirement 2030 Fund	T. Rowe Price Target 2040 Fund
T. Rowe Price Retirement 2035 Fund	T. Rowe Price Target 2045 Fund
T. Rowe Price Retirement 2040 Fund	T. Rowe Price Target 2050 Fund
T. Rowe Price Retirement 2045 Fund	T. Rowe Price Target 2055 Fund
T. Rowe Price Retirement 2050 Fund	T. Rowe Price Target 2060 Fund
T. Rowe Price Retirement 2055 Fund	T. Rowe Price Total Return Fund
T. Rowe Price Retirement 2060 Fund	T. Rowe Price U.S. High Yield Fund
T. Rowe Price Retirement Balanced Fund	T. Rowe Price U.S. Treasury Intermediate Fund
T. Rowe Price Retirement I 2005 Fund—I Class	T. Rowe Price U.S. Treasury Long-Term Fund
T. Rowe Price Retirement I 2010 Fund— I Class	T. Rowe Price U.S. Treasury Money Fund
T. Rowe Price Retirement I 2015 Fund— I Class	T. Rowe Price Ultra Short-Term Bond Fund
Supplement to Each Fund’s Prospectus, Dated October 1, 2018, as supplemented.

In section 3, under “Available Share Classes,” the following sentence is added to the disclosure relating to Investor Class shares:

You may also incur brokerage commissions and other charges when buying or selling Investor Class shares through a financial intermediary.

In section 3, under “Available Share Classes,” the following sentence is added to the disclosure relating to I Class shares:

You may also incur brokerage commissions and other charges when buying or selling I Class shares through a financial intermediary.

The date of this supplement is May 23, 2019.

G08-041 5/23/19